Real Estate Owned, Net - Cash information related to the ground lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
Operating cash flows from an operating lease	$ 519,750	$ 316,125	$ 2,214,750	$ 1,264,500
Right-of-use assets obtained in exchange for lease obligations, Operating leases	$ 519,750	$ 316,125	$ 2,214,750	$ 1,264,500